Components of Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Securities: [Abstract]
Unrealized holding (losses) gains on available for sale securities, Before Tax Amount	$ 1,338		$ (5,012)		$ 1,905
Unrealized holding (losses) gains on available for sale securities, Tax Effects	(455)		1,704		(647)
Unrealized holding (losses) gains on available for sale securities, Net of Tax Amount	883		(3,308)		1,258
Reclassification adjustment for losses (gains) realized in net income, Before Tax Amount	(64)		1,155		(273)
Reclassification adjustment for losses (gains) realized in net income, Tax Effects	22		(393)		93
Reclassification adjustment for losses (gains) realized in net income, Net of Tax Amount	(42)	[1]	762	[1]	(180)	[1]
Credit portion of OTTI losses recognized in net income, Before Tax Amount			8		123
Credit portion of OTTI losses recognized in net income, Tax Effects	0		(3)		(42)
Credit portion of OTTI losses recognized in net income, Net of Tax Amount			5		81
Noncredit portion of OTTI gains (losses) on available for sale securities, Before Tax Amount			266		1,416
Noncredit portion of OTTI gains (losses) on available for sale securities, Tax Effects			(90)		(482)
Noncredit portion of OTTI gains (losses) on available for sale securities, Net of Tax Amount			176		934
Net unrealized holding (losses) gains on available for sale securities, Before Tax Amount	1,274		(3,583)		3,171
Net unrealized holding (losses) gains on available for sale securities, Tax Effects	(433)		1,218		(1,078)
Net unrealized holding gains (losses) on available for sale securities	841		(2,365)		2,093
Derivative instrument: [Abstract]
Change in fair value of effective cash flow hedging derivative, Before Tax Amount	155		158		(8)
Change in fair value of effective cash flow hedgeing derivative, Tax Effects	(53)		(54)		3
Change in fair value of effective cash flow hedging derivative, Net of Tax Amount	102		104		(5)
Other comprehensive income, Before Tax Amount	1,429		(3,425)		3,163
Other comprehensive income, Tax Effects	(486)		1,164		(1,075)
Other comprehensive income (loss)	$ 943		$ (2,261)		$ 2,088

[1]	(1) Amounts are included in net gain (loss) on the sale of securities in noninterest income on the consolidated statements of operations. Income tax expense (benefit) associated with the reclassification adjustment for the years ended December 31, 2014, 2013 and 2012 was $22,000, $(393,000) and $93,000, respectively.